Obligations under Finance Leases - Future Payments under Finance Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	¥ 67,924	¥ 62,222
Total minimum lease payments	78,899	71,388
Interest	10,975	9,166
Current finance lease liabilities	(8,341)	(8,695)
Noncurrent finance lease liabilities	59,583	53,527
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	8,341	8,695
Total minimum lease payments	10,764	10,663
Interest	2,423	1,968
After 1 year but within 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	8,145	6,973
Total minimum lease payments	10,257	8,683
Interest	2,112	1,710
After 2 years but within 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	25,376	21,583
Total minimum lease payments	29,627	24,795
Interest	4,251	3,212
After 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	26,062	24,971
Total minimum lease payments	28,251	27,247
Interest	¥ 2,189	¥ 2,276